INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.          INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	September 30,
	2024	2025
	RMB	RMB
Technology rights for licensed seeds	72,748	40,100
Software	4,739	2,094
	77,487	42,194
Accumulated amortization	(73,877)	(36,507)
Impairment provision	(3,610)	(3,610)

Acquired intangible assets, net	—	2,077

Amortization expenses for the years ended September 30, 2024 and 2025 were RMB -nil- and RMB 239 respectively.

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 3 to 20 years and are charged to general and administrative expenses.